                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]  Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Virtus Investment Advisers, Inc.
         --------------------------------
Address: 100 Pearl Street, Hartford, CT 06103
         -----------------------------------------

Form 13F File Number:  028-00085
                       ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin J. Carr
         -----------------------------------------
Title:   Vice President and Clerk
         -----------------------------------------
Phone:   (860) 263-4791
         -----------------------------------------

Signature, Place and Date of Signing:

/s/ Kevin J. Carr           Hartford, CT                 February 2, 2010
--------------------       ----------------------       ----------------------
(Signature)                (City, State)                (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting Manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:                            Manager:
---------------------                            --------

028-00242                   The Boston Company Asset Management LLC

028-01420                   Duff & Phelps Investment Management Co.

028-1208                    Engemann Asset Management

028-12511                   Goodwin Capital Advisers, Inc.

028-04529                   Harris Investment Management, Inc.

028-05792                   Kayne Anderson Rudnick Investment Management, LLC

028-01646                   Sasco Capital, Inc.

028-06450                   SCM Advisors LLC

028-04490                   Vontobel Asset Management, Inc.

                            Form 13F Summary Page

                               Report Summary:

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total:  $1,121,270,388.00

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                                   FORM 13f
              REPORTING MANAGER: Virtus Investment Advisers, Inc.
                   FOR THE QUARTER ENDED: December 31, 2009

ITEM 1                ITEM 2    ITEM 3        ITEM 4        ITEM 5                   ITEM 6     ITEM 7             Item 8
-------------------- --------  --------- ---------------- ------------            ------------ --------  ------------------------
                                                                                                             VOTING AUTHORITY
                                                                                                         ------------------------
                                               FAIR        SHARES OR
                     TITLE OF   CUSIP         MARKET       PRINCIPAL   SH/   PUT/  INVESTMENT                SOLE     SHARED NONE
  NAME OF ISSUER      CLASS     NUMBER        VALUE         AMOUNT     PRN   CALL  DISCRETION  MANAGERS      (A)       (B)   (C)
-------------------- --------  --------- ---------------- ------------ ----  ---- ------------ --------  ------------ ------ ----

ALCOA INC            COMMON    013817101    13,830,960.00   858,000.00  SH          858,000.00     1.00    858,000.00
ALTRIA GROUP INC     COMMON    02209S103    17,716,075.00   902,500.00  SH          902,500.00     1.00    902,500.00
AT&T INC             COMMON    00206R102    19,200,550.00   685,000.00  SH          685,000.00     1.00    685,000.00
BIOGEN IDEC INC      COMMON    09062X103    19,153,000.00   358,000.00  SH          358,000.00     1.00    358,000.00
BUNGE LTD            COMMON    G16962105    16,800,056.00   263,200.00  SH          263,200.00     1.00    263,200.00
CATERPILLAR INC      COMMON    149123101    10,543,150.00   185,000.00  SH          185,000.00     1.00    185,000.00
CHEVRON CORP         COMMON    166764100    17,399,740.00   226,000.00  SH          226,000.00     1.00    226,000.00
CISCO SYSTEMS INC    COMMON    17275R102    19,511,100.00   815,000.00  SH          815,000.00     1.00    815,000.00
CLOROX CO/DE         COMMON    189054109    17,873,000.00   293,000.00  SH          293,000.00     1.00    293,000.00
CONOCOPHILLIPS       COMMON    20825C104    16,853,100.00   330,000.00  SH          330,000.00     1.00    330,000.00
CONTINENTAL AIRLS
  INC -CL B          COMMON    210795308    19,461,120.00 1,086,000.00  SH        1,086,000.00     1.00  1,086,000.00
CORNING INC          COMMON    219350105    17,919,680.00   928,000.00  SH          928,000.00     1.00    928,000.00
COSTCO WHOLESALE
  CORP               COMMON    22160K105    18,520,210.00   313,000.00  SH          313,000.00     1.00    313,000.00
DRYSHIPS INC         COMMON    Y2109Q101    16,319,280.00 2,804,000.00  SH        2,804,000.00     1.00  2,804,000.00
EXELON CORP          COMMON    30161N101    17,397,720.00   356,000.00  SH          356,000.00     1.00    356,000.00
FOSTER WHEELER AG    COMMON    H27178104    16,692,480.00   567,000.00  SH          567,000.00     1.00    567,000.00
FREEPORT-MCMORAN
  COP&GOLD           COMMON    35671D857    17,663,800.00   220,000.00  SH          220,000.00     1.00    220,000.00
GILEAD SCIENCES INC  COMMON    375558103    16,965,760.00   392,000.00  SH          392,000.00     1.00    392,000.00
GOLDMAN SACHS GROUP
  INC                COMMON    38141G104    16,546,320.00    98,000.00  SH           98,000.00     1.00     98,000.00
HALLIBURTON CO       COMMON    406216101    17,422,110.00   579,000.00  SH          579,000.00     1.00    579,000.00
HEWLETT-PACKARD CO   COMMON    428236103    17,925,480.00   348,000.00  SH          348,000.00     1.00    348,000.00
HUDSON CITY BANCORP
  INC                COMMON    443683107    17,800,945.00 1,296,500.00  SH        1,296,500.00     1.00  1,296,500.00
INTL BUSINESS
  MACHINES CORP      COMMON    459200101    18,613,980.00   142,200.00  SH          142,200.00     1.00    142,200.00
ISHARES S&P GSSI
  NAT RES FD         COMMON    464287374    27,390,702.00   798,330.00  SH          798,330.00     1.00    798,330.00
JOHNSON & JOHNSON    COMMON    478160104    19,426,056.00   301,600.00  SH          301,600.00     1.00    301,600.00
L-3 COMMUNICATIONS
  HLDGS INC          COMMON    502424104    17,998,650.00   207,000.00  SH          207,000.00     1.00    207,000.00
MASSEY ENERGY CO     COMMON    576206106    15,753,750.00   375,000.00  SH          375,000.00     1.00    375,000.00
MCDONALD'S CORP      COMMON    580135101    18,357,360.00   294,000.00  SH          294,000.00     1.00    294,000.00
MICROSOFT CORP       COMMON    594918104    18,233,020.00   598,000.00  SH          598,000.00     1.00    598,000.00
NIKE INC             COMMON    654106103    18,367,460.00   278,000.00  SH          278,000.00     1.00    278,000.00
NOKIA (AB) OY        COMMON    654902204    15,295,355.00 1,190,300.00  SH        1,190,300.00     1.00  1,190,300.00
NUCOR CORP           COMMON    670346105    17,960,250.00   385,000.00  SH          385,000.00     1.00    385,000.00
OCCIDENTAL
  PETROLEUM CORP     COMMON    674599105    19,442,650.00   239,000.00  SH          239,000.00     1.00    239,000.00
PEPSICO INC          COMMON    713448108    17,388,800.00   286,000.00  SH          286,000.00     1.00    286,000.00
PETROBRAS-PETROLEO
  BRASILIER          COMMON    71654V408    18,356,800.00   385,000.00  SH          385,000.00     1.00    385,000.00
PHILIP MORRIS
  INTERNATIONAL      COMMON    718172109    17,011,070.00   353,000.00  SH          353,000.00     1.00    353,000.00
POTASH CORP SASK INC COMMON    73755L107    17,034,500.00   157,000.00  SH          157,000.00     1.00    157,000.00
POWERSHARES DB
  AGRICULTURE        COMMON    73936B408    18,198,652.00   688,300.00  SH          688,300.00     1.00    688,300.00
POWERSHARES DB
  COMMD IDX TRG      COMMON    73935S105    39,793,306.00 1,616,300.00  SH        1,616,300.00     1.00  1,616,300.00
POWERSHARES DB G10
  CRNCY HRV          COMMON    73935Y102    27,094,116.80 1,150,982.00  SH        1,150,982.00     1.00  1,150,982.00
QUALCOMM INC         COMMON    747525103    18,989,730.00   410,500.00  SH          410,500.00     1.00    410,500.00

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
ITEM 1                ITEM 2    ITEM 3        ITEM 4        ITEM 5                   ITEM 6     ITEM 7             Item 8
-------------------- --------  --------- ---------------- ------------            ------------ --------  ------------------------
                                                                                                             VOTING AUTHORITY
                                                                                                         ------------------------
                                               FAIR        SHARES OR
                     TITLE OF   CUSIP         MARKET       PRINCIPAL   SH/   PUT/  INVESTMENT                SOLE     SHARED NONE
  NAME OF ISSUER      CLASS     NUMBER        VALUE         AMOUNT     PRN   CALL  DISCRETION  MANAGERS      (A)       (B)   (C)
-------------------- --------  --------- ---------------- ------------ ----  ---- ------------ --------  ------------ ------ ----

RESEARCH IN MOTION
  LTD                COMMON    760975102    19,789,220.00   293,000.00  SH          293,000.00     1.00    293,000.00
SECTOR SPDR
  (CONSUMER DISCR)   COMMON    81369Y407    21,111,395.00   709,150.00  SH          709,150.00     1.00    709,150.00
SECTOR SPDR (HEALTH
  CARE)              COMMON    81369Y209    20,978,129.60   674,972.00  SH          674,972.00     1.00    674,972.00
SECTOR SPDR
  (MATERIALS)        COMMON    81369Y100    21,644,766.00   655,902.00  SH          655,902.00     1.00    655,902.00
SECTOR SPDR (SBI
  CONS STPLS)        COMMON    81369Y308    21,183,464.40   800,282.00  SH          800,282.00     1.00    800,282.00
SECTOR SPDR (SBI
  INT-ENERGY)        COMMON    81369Y506    21,292,664.00   373,490.00  SH          373,490.00     1.00    373,490.00
SECTOR SPDR (SBI
  INT-FINL)          COMMON    81369Y605    21,251,152.00 1,476,800.00  SH        1,476,800.00     1.00  1,476,800.00
SECTOR SPDR (SBI
  INT-INDS)          COMMON    81369Y704    20,960,245.30   754,237.00  SH          754,237.00     1.00    754,237.00
SECTOR SPDR (SBI
  INT-TECH)          COMMON    81369Y803    21,488,033.10   939,573.00  SH          939,573.00     1.00    939,573.00
SECTOR SPDR (SBI
  INT-UTILS)         COMMON    81369Y886    20,750,904.00   669,384.00  SH          669,384.00     1.00    669,384.00
SHIRE LTD            COMMON    82481R106    18,255,700.00   311,000.00  SH          311,000.00     1.00    311,000.00
ST JUDE MEDICAL INC  COMMON    790849103    15,741,840.00   428,000.00  SH          428,000.00     1.00    428,000.00
UNDER ARMOUR INC     COMMON    904311107     8,808,210.00   323,000.00  SH          323,000.00     1.00    323,000.00
UNION PACIFIC CORP   COMMON    907818108    19,042,200.00   298,000.00  SH          298,000.00     1.00    298,000.00
UNITEDHEALTH GROUP
  INC                COMMON    91324P102    18,501,360.00   607,000.00  SH          607,000.00     1.00    607,000.00
VALERO ENERGY CORP   COMMON    91913Y100    15,292,750.00   913,000.00  SH          913,000.00     1.00    913,000.00
VERIZON
  COMMUNICATIONS INC COMMON    92343V104    17,658,290.00   533,000.00  SH          533,000.00     1.00    533,000.00
WILLIAMS COS INC     COMMON    969457100    18,824,440.00   893,000.00  SH          893,000.00     1.00    893,000.00
VERIZON
  COMMUNICATIONS INC COMMON    92343V104    18,473,781.00   610,300.00  SH          610,300.00     1.00    610,300.00

                                         1,121,270,388.20